Property and Equipment	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 – Property and Equipment

At September 30, 2025 and December 31, 2024, property and equipment consisted of the following:

	September 30, 2025	December 31, 2024
Building improvement	$14,620	$14,620
Furniture and fixtures	42,404	42,033
Equipment	166,772	137,966
Software	1,995	1,995
Total cost	225,791	196,614
Less accumulated depreciation	(154,081)	(136,129)
Property and equipment, net	$71,710	$60,485

Depreciation expense for the nine months ended September 30, 2025 and 2024 amounted to $17,231 and $72,738, respectively.